Calvert

Investments that make a difference (registered trademark)

March 31, 2003

Semi-Annual Report

Calvert Cash Reserves Institutional Prime Fund

Table of Contents

Shareholder Letter

1

Schedule of Investments

2

Statement of Assets and Liabilities

6

Statement of Operations

7

Statements of Changes in Net Assets

8

Notes to Financial Statements

9

Financial Highlights

11

Explanation of Financial Tables

12

Dear Shareholders:

For the six months ended March 31, 2003, Fund shares returned 0.70%, versus 0.55% for the Lipper Institutional Money Market Funds Average.

Investment climate through the period

Hopeful beginning

At the beginning of the period, gradual economic strengthening was possible, given the accommodative stance of monetary policy. The Federal Open Markets Committee (FOMC, or Fed) left the federal funds rate unchanged at 1.25%, indicating that it continued to view risks to the outlook as balanced over the foreseeable future.

Affects of geopolitical uncertainty

However, by the January 2003 FOMC meeting, the numbers showed that the economy had grown slowly in the fourth quarter of 2002. At the same times global tensions weighed heavily on business and investor confidence. Firms remained very cautious in their hiring and capital spending, and equity prices had declined since the December meeting. Although the fundamentals still pointed to favorable prospects for economic growth in the long-term, geopolitical developments were making it especially difficult to gauge the underlying strength of the economy, and uncertainties about the economic outlook remained. Therefore, the FOMC left the federal funds rate unchanged and stated that it continued to judge the risks to the outlook as balanced.

Economic data following the January meeting were disappointing, and at its March 18 meeting, the FOMC again decided to keep its target for the federal funds rate unchanged. Oil price premiums and other aspects of geopolitical uncertainties had hindered economic expansion.

Many economists believe that as the uncertainties subside the accommodative stance of monetary policy will provide sufficient support to produce economic growth.

Our investment strategy

Expecting that the Fed would remain on the sidelines during this period of geopolitical uncertainty, we maintained an average days-to-maturity around that of our peer group. To achieve this, we balanced our short-term purchases with purchases of government agency securities in the 12- to 13-month range. Our short-term purchases focused on weekly variable rate demand notes, which will reset quickly when the Fed begins to raise rates. At the same times our purchases of longer government agencies will protect portfolio yield if the fed funds rate stays steady or is lowered further.

Outlook

These are uncertain times for both individuals and institutions. In its March 18, 2003 release, the Fed refused to characterize the condition of the economy. We believe that the Fed will remain patient for the foreseeable future but will cut rates again if the economy doesn't show some life within the next few months. One encouraging sign is tentative evidence that business and consumer confidence has bottomed. Risks of inflation and deflation look well balanced at this point. Therefore, as the May meeting approaches, we will continue our current strategy with a watchful eye on the geopolitical situation and the markets’ reaction to it.

Sincerely,

Thomas A. Dailey                                         Barbara J. Krumsiek

Portfolio Manager                                         President and CEO

May 2003

Schedule of Investments

March 31, 2003

	Principal
Taxable Variable Rate Demand Notes - 73.3%	Amount	Value
550 West 14th Place Revenue, 1.40%, 2/1/29, LOC: Harris Trust	$3,730,000	$3,730,000
Alabama State IDA Revenue, 1.35%, 12/1/19, LOC: Bank of America	540,000	540,000
Alabama State Incentives Financing Authority, 1.35%, 10/1/29, BPA: SouthTrust Bank,
AMBAC Insured	2,125,000	2,125,000
Alaska Housing Finance Corp.:
1.30%, 12/1/32, TOA: Alaska Housing Finance Corp., MBIA Insured	200,000	200,000
1.32%, 12/1/32, TOA: Alaska Housing Finance Corp., MBIA Insured	300,000	300,000
American Buildings Co. Revenue, 1.35%, 8/1/20, LOC: Canadian Imperial	2,500,000	2,500,000
American Healthcare Funding LLC, 1.25%, 5/1/27, LOC: LaSalle Bank	2,060,000	2,060,000
Antigo Wisconsin IDA Revenue, 1.50%, 12/1/18, LOC: U.S. Bank, NA	2,450,000	2,450,000
Babylon New York IDA Revenue, 2.00%, 12/1/21, LOC: Wells Fargo Bank, NA	2,130,000	2,130,000
Berks County Pennsylvania IDA Revenue, 1.46%, 6/1/15, LOC: Wachovia Bank, NA	1,785,000	1,785,000
BJS Family LP, 1.30%, 5/1/15, LOC: SunTrust Bank	4,130,000	4,130,000
Bloomington Minnesota MFH Revenue, 1.30%, 11/15/32, LOC: FNMA	2,190,000	2,190,000
California Housing Finance Agency Revenue, 1.32%, 8/1/29, BPA: Bank of America,
AMBAC Insured	945,000	945,000
California Pollution Control Financing Authority Solid Waste Disposal Revenue, 1.60%, 6/1/14,
LOC: Comerica Bank	1,490,000	1,490,000
California Statewide Community Development MFH Special Tax Revenue Notes:
2.00%, 4/7/03, GIC: Transamerica Life	2,550,000	2,550,000
1.50%, 6/15/35, LOC: Bank of the West	1,320,000	1,320,000
Chambers County Alabama IDA Revenue, 1.35%, 2/1/28, LOC: Colonial Bank, C/LOC: FHLB	1,730,000	1,730,000
Chatham Centre LLC, 1.50%, 4/1/22, LOC: Bank of North Georgia	3,760,000	3,760,000
Colorado Housing & Finance Authority Revenue, 1.31%, 11/1/35, BPA: Lloyds TSB Bank plc	6,000,000	6,000,000
Columbia County Georgia IDA Revenue, 1.30%, 3/1/10, LOC: SunTrust Bank	975,000	975,000
Columbus Georgia Development Authority Revenue, 1.35%, 12/1/19, LOC: Bank of Nova Scotia	7,900,000	7,900,000
Connecticut State Housing Finance Authority Revenue, 1.29%, 11/15/16,
BPA: Landesbank Hessen-Thuringen Girozenrale & Toronto-Dominion, AMBAC Insured	9,235,000	9,235,000
Coughlin Family Properties of Circleville LLC, 1.34%, 3/1/20, LOC: Fifth Third Bank	1,405,000	1,405,000
Dayton Wheel Concepts Inc., 1.38%, 5/1/24, LOC: National City Bank	3,000,000	3,000,000
Denver Colorado City & County Airport Revenue, 1.25%, 10/15/05 , LOC: Societe Generale	1,000,000	1,000,000
Dunn Nursing Home Inc., 1.35%, 2/1/24, LOC: Peoples Bank and Trust Co., C/LOC: FHLB	2,500,000	2,500,000
Fanny's Properties LLC, 1.45%, 10/1/32, LOC: Comerica Bank	2,080,000	2,080,000
Florida Housing Finance Corp., MFH Revenue:
1.38%, 10/15/32, LOC: FNMA	4,430,000	4,430,000
1.35%, 11/1/32, LOC: FHLMC	1,750,000	1,750,000
Four Fishers LLC, 1.40%, 4/1/24, LOC: Standard Federal Bank NA	6,125,000	6,125,000
Grove City Church of Nazarene, 1.38%, 2/1/24, LOC: National City Bank	8,578,000	8,578,000
Hardin County Kentucky Industrial Building Revenue, 1.50%, 3/1/27,
LOC: Republic Bank and Trust, C/LOC: FHLB	8,305,000	8,305,000
Harter Lincoln Mercury LLC, 1.60%, 12/1/21, LOC: Regions Bank	4,595,000	4,595,000
Heritage Funeral Services LLC, 1.45%, 2/1/18, LOC: Northern Trust Co.	3,400,000	3,400,000
Holland Board of Public Works Home Building Co., 1.45%, 11/1/22, LOC: Wells Fargo Bank, NA	2,950,000	2,950,000
Hopkinsville Kentucky IBR, 1.45%, 8/1/24, LOC: Comerica Bank	4,250,000	4,250,000
HoPo Realty Investments LLC, 1.45%, 12/1/21, LOC: SouthTrust Bank, AL	3,360,000	3,360,000
Howard Winsconsin IDA Revenue, 1.50%, 7/1/20, LOC: U.S. Bank, NA	1,600,000	1,600,000
Indiana State Development Finance Authority, 1.48%, 9/1/16, LOC: Bank One, NA	11,000,000	11,000,000
Iowa Finance Authority IDA Revenue, 1.51%, 11/1/17, LOC: Societe Generale	2,930,000	2,930,000
Jefferson County Kentucky Health Facilities Revenue, 1.50%, 12/1/25,
LOC: Republic Bank and Trust, C/LOC: FHLB	1,165,000	1,165,000
The Jobs Co., LLC, 1.55%, 5/1/22, LOC: First Commercial Bank	3,000,000	3,000,000
Kaneville Road Joint Venture Inc., 1.38%, 11/1/32, LOC: First American Bank, C/LOC: FHLB	6,900,000	6,900,000
Kansas City Missouri IDA MFH Revenue, 1.41%, 3/1/35, LOC: LaSalle Bank	$1,000,000	$1,000,000
Kenosha Winsconsin IDA Revenue, 1.50%, 12/1/11, LOC: U.S. Bank, NA	1,185,000	1,185,000
Kit Carson County Colorado Agriculture Development, 1.30%, 6/1/27,
LOC: Wells Fargo Bank, NA	1,815,000	1,815,000
Los Angeles California MFH Revenue, 1.30%, 4/15/33, LOC: FNMA	1,100,000	1,100,000
Maryland Health & Higher Educational Facilities Authority Revenue, 1.30%, 1/1/28,
LOC: Wachovia Bank, NA	1,920,000	1,920,000
Matagorda County Texas Nav Distribution N01 Pollution Control Revenue, 1.42%, 10/1/29,
SWAP: Bank of New York	7,000,000	7,000,000
Meyer Cookware Industries, 1.25%, 5/1/27, LOC: BNP Paribas	4,050,000	4,050,000
Milpitas California MFH Revenue, 1.35%, 8/15/33, LOC: FNMA	1,100,000	1,100,000
Milwaukee Wisconsin Redevelopment Authority, 1.45%, 8/1/20, LOC: Marshall & Ilsley Bank	2,000,000	2,000,000
Mississippi Business Financial Corp., 1.35%, 6/1/20, LOC: Bank of America	6,100,000	6,100,000
Montgomery County Cancer Center LLC, 1.35%, 10/1/12, LOC: SouthTrust Bank, AL	2,360,000	2,360,000
Montgomery County Kentucky IBR Revenue, 1.35%, 8/1/06, LOC: Fleet National Bank	726,000	726,000
Montgomery County Pennsylvania IDA Revenue, 1.60%, 12/1/16, LOC: Wilmington Trust Co.	2,030,000	2,030,000
New York City Housing Development Corp., MFH Revenue:
1.29%, 11/15/28, CA: FNMA	100,000	100,000
1.29%, 4/15/29, LOC: FNMA	170,000	170,000
1.29%, 11/15/31, LOC: FNMA	3,200,000	3,200,000
1.29%, 8/15/32, LOC: FNMA	2,000,000	2,000,000
1.31%, 6/1/33, LOC: Bayer Landesbank	3,000,000	3,000,000
New York City Transitional Finance Authority, 1.31%, 5/1/30, BPA: Westdeutsche Landesbank	7,200,000	7,200,000
New York State Housing Finance Agency Revenue, 1.32%, 11/1/33, LOC: Key Bank	2,020,000	2,020,000
Osprey Properties LP, 1.40%, 6/1/27, LOC: Wells Fargo Bank, NA	1,300,000	1,300,000
Palm Beach County Florida Revenue, 1.30%, 10/1/20, LOC: SunTrust Bank	2,000,000	2,000,000
PeopLoungers Inc., 1.35%, 4/1/18, LOC: Bank of New Albany, C/LOC: FHLB	4,000,000	4,000,000
Post Apartment Homes LP, 1.31%, 7/15/29, CA: FNMA	300,000	300,000
Post Properties Ltd., 1.41%, 7/1/20, LOC: SouthTrust Bank, AL	2,800,000	2,800,000
Rex Lumber LLC, 1.35%, 2/1/22, C/LOC: FHLB	8,700,000	8,700,000
Rocketship Properties III LLC, 1.51%, 6/1/21, LOC: National Bank of South Carolina	720,000	720,000
Roosevelt Paper Co., 1.41%, 6/1/12, LOC: Wachovia Bank, NA	5,100,000	5,100,000
San Marcos California Redevelopment Agency MFH Revenue, 1.35%, 5/1/35,
LOC: Wells Fargo Bank, NA	1,200,000	1,200,000
Sault Sainte Marie Michigan Tribe Building Revenue, 1.87%, 6/1/03, LOC: National City Bank	455,000	455,000
Schenectady County New York Ltd IDA Revenue, 1.40%, 11/1/10, LOC: Fleet National Bank	5,220,000	5,220,000
Scott Street Land Co.:
1.34%, 12/1/21, LOC: Fifth Third Bank	900,000	900,000
1.34%, 1/3/22, LOC: Fifth Third Bank	3,925,000	3,925,000
Sea Island Co., 1.41%, 2/1/21, LOC: Columbus Bank & Trust	2,500,000	2,500,000
Shawnee Kansas Private Activity Revenue, 1.39%, 12/1/12, LOC: J P Morgan Chase Bank	5,855,000	5,855,000
South Central Communications Corp., 1.35%, 6/1/13, LOC: Fifth Third Bank	4,230,000	4,230,000
Southeast Alabama Gas Distribution Revenue, 1.35%, 6/1/25, BPA: AmSouth Bank,
AMBAC Insured	6,675,000	6,675,000
St. Francis Place LP Revenue, 1.35%, 12/1/08, LOC: Credit Suisse First Boston	9,760,000	9,760,000
SunAmerica Trust, Series 2001 Class A Certificates, 1.55%, 7/1/41, LOC: FHLMC	1,775,000	1,775,000
Texas State GO Bonds, 1.29%, 12/1/09, BPA: J P Morgan Chase Bank	3,600,000	3,600,000
Tioga County New York IDA Revenue, 1.45%, 9/1/12, LOC: Fleet National Bank	3,500,000	3,500,000
Tucson Arizona Airport Authority Inc., Revenue, 1.40%, 11/1/18, LOC: Bank of America	3,180,000	3,180,000
Tyler Enterprises LLC, 1.35%, 10/1/22, LOC: Peoples Bank and Trust Co., C/LOC: FHLB	7,500,000	7,500,000
Washington State Housing Finance Commission:
Non Profit Housing Revenue, 1.40%, 1/1/30, LOC: Wells Fargo Bank, NA	1,608,000	1,608,000
MFH Revenue, 1.35%, 7/15/34, LOC: FNMA	680,000	680,000
MFH Revenue, 1.35%, 5/15/35, LOC: FNMA	1,660,000	1,660,000
Wenatchee Valley Clinic, 1.35%, 11/23/24, LOC: U.S. Bank, NA	$7,285,000	$7,285,000
Winder-Barrow Georgia Industrial Building Authority Revenue, 1.30%, 12/1/14,
LOC: SunTrust Bank	2,000,000	2,000,000
Yuengling Beer, Inc., 1.40%, 11/1/19, LOC: PNC Bank, NA	4,700,000	4,700,000

Total Taxable Variable Rate Demand Notes (Cost $297,572,000)		297,572,000

Certificates of Deposit - 0.9%
Toronto Dominion, 1.51%, 11/12/03	3,500,000	3,500,000

Total Certificates of Deposit (Cost $3,500,000)		3,500,000

Commercial paper - 3.9%
Columbia University Trustees New York Corp., 1.25%, 4/21/03	3,000,000	2,997,917
KFW International Finance, Inc., 1.24%, 4/30/03	5,000,000	4,992,422
Prudential plc, 1.27%, 4/22/03	3,000,000	2,997,777
Swiss RE Financial Products Corp., 1.25%, 4/24/03	5,000,000	4,996,007

Total Commercial Paper (Cost $15,984,123)		15,984,123

Municipal Obligations - 1.5%
Maine Taxable Bond Anticipation Note, 2.50%, 6/26/03	3,000,000	3,002,648
Washington State GO Bonds, 3.00%, 7/1/03	3,000,000	3,006,333

Total Municipal Obligations (Cost $6,008,981)		6,008,981

	Principal
U.S. Government Agencies and Instrumentalities - 14.4%	Amount	Value
Federal Home Loan Bank:
2.50%, 4/24/03	$6,000,000	$5,999,856
2.55%, 4/25/03	5,000,000	5,000,000
4.50%, 4/25/03	5,000,000	5,006,201
4.50%, 7/7/03	8,000,000	8,041,837
3.18%, 12/3/03	7,000,000	7,080,910
5.375%, 1/5/04	5,000,000	5,144,655
1.55%, 2/6/04	5,000,000	5,000,000
1.45%, 3/2/04	5,000,000	5,000,000
1.41%, 3/8/04	3,000,000	3,000,000
Federal Home Loan Bank Discount Notes, 1.42%, 12/11/03	3,000,000	2,969,943
Federal Farm Credit Bank, 2.60%, 5/21/03	6,325,000	6,325,000

Total U.S. Government Agencies and Instrumentalities (Cost $58,568,403)		58,568,403

TOTAL INVESTMENTS (Cost $381,633,507) - 94.0%		381,633,507
Other assets and liabilities, net - 6.0%		24,290,848
Net Assets - 100%		$405,924,355

Explanation of Guarantees:

BPA: Bond-Purchase Agreement

CA: Collateral Agreement

C/LOC: Confirming Letter of Credit

GIC: Guaranteed Investment Contract

LOC: Letter of Credit

SWAP: Swap Agreement

TOA: Tender Option Agreement

See notes to financial statements.

Abbreviations:

AMBAC: American Municipal Bond Assurance Corp.

FHLB: Federal Home Loan Bank

FHLMC: Federal Home Loan Mortgage Corp.

FNMA: Federal National Mortgage Association

GO: General Obligation

IBR: Industrial Building Revenue

IDA: Industrial Development Authority

LLC: Limited Liability Corporation

LP: Limited Partnership

MBIA: Municipal Bond Insurance Association

MFH: Multi-Family Housing

NA: National Association

Statement of Assets and Liabilities

March 31, 2003

Assets
Investments in securities, at value - see accompanying schedule	$381,633,507
Cash	46,336
Receivable for shares sold	24,287,061
Receivable for securities sold	190,000
Interest receivable	1,123,619
Other assets	46,577
Total assets	407,327,100

Liabilities
Payable for shares redeemed	1,282,542
Payable to Calvert Asset Management Company	67,344
Payable to Calvert Administrative Services Company	16,825
Payable to Calvert Shareholder Services, Inc.	340
Accrued expenses and other liabilities	35,694
Total liabilities	1,402,745

Net Assets	$405,924,355

Net Assets Consist of:
Paid-in capital applicable to 405,971,570 shares of beneficial interest,
unlimited number of no par shares authorized	$405,973,386
Undistributed net investment income	4,356
Accumulated net realized gain (loss) on investments	(53,387)

Net Assets	$405,924,355

Net Asset Value Per Share	$1.00

            See notes to financial statements.

Statement of Operations

Six Months Ended March 31, 2003

Net Investment Income
Investment Income:
Interest income	$3,346,731

Expenses:
Investment advisory fee	506,453
Transfer agency fees and expenses	3,778
Trustees’ fees and expenses	13,684
Administrative fees	101,291
Custodian fees	25,581
Accounting fees	26,035
Registration fees	12,885
Reports to shareholders	3,528
Professional fees	9,520
Insurance	43,374
Miscellaneous	26,321
Total expenses	772,450
Reimbursement from Advisor	(246,290)
Fees paid indirectly	(6,076)
Net expenses	520,084
Net Investment Income	2,826,647

Realized Gain (Loss)
Net realized gain (loss) on:
Investments	(8,072)

Increase (Decrease) in Net Assets
Resulting From Operations	$2,818,575

See notes to financial statements.

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
Increase (Decrease) in Net Assets	2003	2002
Operations:
Net investment income	$2,826,647	$7,443,360
Net realized gain (loss) on investments	(8,072)	19,837

Increase (Decrease) in Net Assets
Resulting From Operations	2,818,575	7,463,197

Distributions to shareholders from:
Net investment income	(2,828,265)	(7,443,565)
Total distributions	(2,828,265)	(7,443,565)

Capital share transactions in dollars and shares:
Shares sold	1,769,881,237	3,143,506,364
Reinvestment of distributions	1,764,429	4,683,361
Shares redeemed	(1,711,613,321)	(3,219,666,281)
Total capital share transactions	60,032,345	(71,476,556)

Total Increase (Decrease) in Net Assets	60,022,655	(71,456,924)

Net Assets
Beginning of period	345,901,700	417,358,624
End of period (including undistributed net investment
income of $4,356 and $ 5,974, respectively.)	$405,924,355	$345,901,700

See notes to financial statements.

Notes to Financial Statements

Note A — Significant Accounting Policies

General: Calvert Institutional Prime Fund (the “Fund”), the sole series of Calvert Cash Reserves, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers shares of beneficial interest to the public with no sales charge.

Security Valuation:  Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities are valued at amortized cost which is intended to approximate market in accordance with Rule 2a-7 of the Investment Company Act of 1940.

Repurchase Agreements:  The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Security Transactions and Net Investment Income:  Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Distributions to Shareholders:  Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly. Distributions from net realized capital gains, if any, are paid annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements:  The Fund has an arrangement with its custodian bank whereby the custodian’s and transfer agent’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes:  No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Money Market Insurance: The Fund has obtained private insurance that partially protects it against default of principal or interest payments on the instruments it holds. U.S. government securities held by the Fund are excluded from this coverage.  Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. While the policy is intended to provide some protection against credit risk and to help the fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.

Note B — Related Party Transactions

Calvert Asset Management Company, Inc. (the “Advisor”) is wholly-owned by Calvert Group, Ltd. (“Calvert”), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Trustees of the Fund. For its services, the Advisor receives a monthly fee based on an annual rate of .25% of average daily net assets.

The Advisor voluntarily reimbursed the Fund for expenses of $246,290 for the six months ended March 31, 2003.

Calvert Administrative Services Company, Inc., an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .05% of the average daily net assets of the Fund.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund.

Calvert Shareholder Services, Inc. (“CSSI”), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received a fee of $1,958 for the six months ended March 31, 2003. National Financial Data Services, Inc., is the transfer and dividend disbursing agent.

Each Trustee of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $25,000 plus up to $1,500 for each Board and Committee meeting attended. Trustee’s fees are allocated to each of the funds served.

Note C — Investment Activity

The cost of investments owned at March 31, 2003 for federal income tax purposes was $381,633,507.

Net realized capital loss carryforward for federal income tax purposes of  $45,315 at September 30, 2002 may be utilized to offset future capital gains until expiration in September 2009.

The Fund may sell or purchase securities to and from other funds managed by the Advisor, typically short-term variable rate demand notes. Interportfolio transactions are primarily used for cash management purposes. Interportfolio transactions are made pursuant to Rule 17a-7 of the Investment Company Act of 1940. For the six months ended March 31, 2003, purchase and sales transactions were $674,633,000 and $723,389,000, respectively.

Note D — Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund’s Balanced and Enhanced Equity Portfolios, the CVS Calvert Social Balanced Portfolio and the CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company (“the Bank”). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at March 31, 2003. For the six months ended March 31, 2003, borrowings by the Fund under the Agreement were as follows:

	WEIGHTED		MONTH OF
AVERAGE	AVERAGE	MAXIMUM	MAXIMUM
DAILY	INTEREST	AMOUNT	AMOUNT
BALANCE	RATE	BORROWED	BORROWED
$342,370	1.88%	$9,519,173	December 2002

Financial Highlights

		Periods Ended
	March 31,	September 30,	September 30,
	2003	2002	2001
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.007	.020	.052
Distributions from
Net investment income	(.007)	(.020)	(.052)
Net asset value, ending	$1.00	$1.00	$1.00

Total return	.70%	2.03%	5.29%*
Ratios to average net assets:
Net investment income	1.40% (a)	2.01%	5.08%
Total expenses	.38% (a)	.38%	.35%
Expenses before offsets	.26% (a)	.26%	.26%
Net expenses	.26% (a)	.25%	.25%
Net assets, ending (in thousands)	$405,924	$345,902	$417,359

		Years Ended
	September 30,	September 30,	September 30,
	2000	1999	1998
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.060	.051	.056
Distributions from
Net investment income	(.060)	(.051)	(.056)
Net asset value, ending	$1.00	$1.00	$1.00

Total return	6.22%	5.18%	5.74%
Ratios to average net assets:
Net investment income	6.01%	5.05%	5.59%
Total expenses	.35%	.36%	.35%
Expenses before offsets	.27%	.22%	.14%
Net expenses	.25%	.21%	.13%
Net assets, ending (in thousands)	$435,067	$594,824	$436,685

(a)       Annualized

* Total return would have been 5.13% without the payment by affiliate. On December 29, 2000, Ameritas Acacia purchased for par $21,000,000 of the 7.06% Pacific Gas and Electric Company Senior Floating Rate Notes maturing October 31, 2001, from the Institutional Prime Fund. The fair market value for the above referenced notes was determined to be 96 on purchase date as determined by the pricing committee of the Board of Trustees. As a result of this transaction, $840,000 was deemed a "payment by affiliate", to reimburse the effect of the loss, which was received by the Fund on January 2, 2001.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period.  Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet.  It lists the value of what the fund owns, is due and owes on the last day of the reporting period.  The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received.  The fund’s liabilities include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid.  The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period.  The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding.  This statement is accompanied by a Schedule of Investments.  Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period.  The Statement of Net Assets includes a Schedule of Investments.  Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets.  Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets.  Paid in Capital is the money invested by shareholders and represents the bulk of net assets.  Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date.  Accumulated Realized Losses will appear as negative balances.  Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund.  Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund.  Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports.  Expense offsets (fees paid indirectly) are also shown.  Credits earned from offset arrangements are used to reduce the fund’s expenses.  This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods.  Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations.  The Distribution section shows the dividend and capital gain distributions made to shareholders.  The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes.  The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed.  The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown per class of the components that affect the fund’s net asset value for current and past reporting periods.  The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period.  Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value.  Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment.  Total distributions include distributions from net investment income and net realized gains.  Long-term gains are earned on securities held in the fund more than one year.  Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes.  The expense ratio is a fund’s cost of doing business, disclosed in the prospectus, expressed as a percentage of net assets.  These expenses directly reduce returns to shareholders.  Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund.  Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.

Calvert Cash Reserves Institutional Prime Fund

Principal Underwriter

Calvert Distributors, Inc.

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

Calvert Information

To Open an Account

800-317-2274

Yields and Prices

Calvert Information Network

(24 hours, 7 days a week)

800-368-2745

Service for Existing Account

Shareholders: 800-317-2274

Brokers: 800-368-2746

TDD for Hearing Impaired

800-541-1524

Branch Office

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

Registered, Certified

or Overnight Mail

Calvert Group

c/o NFDS

330 West 9th Street

Kansas City, MO 64105

Web Site

http://www.calvert.com

This report is intended to provide fund information to shareholders.

It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.